U.S. Treasury Fund
U.S. TREASURY FUND
SUMMARY

Investment Objective
To seek current income with liquidity and stability of principal.
Fees and Expenses

Shareholder Fees (fees paid directly from your investment): None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses U.S. Treasury Fund		Administrative Shares	Service Shares	Institutional Shares	Select Shares	Premier Shares
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees		0.25%	0.25%			0.50%
Shareholder Servicing Fees		0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses		0.22%	0.22%	0.22%	0.22%	0.22%
Total Other Expenses		0.47%	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses		0.87%	0.87%	0.62%	0.62%	1.12%
Less Fee Waivers	[1]	(0.17%)	(0.47%)	(0.34%)	(0.42%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver		0.70%	0.40%	0.28%	0.19%	0.94%
[1]	Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees paid by Select Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares for purchasers that purchase through such affiliates. The Distributor has also contractually agreed to waive 0.15% of the Distribution/Service (12b-1) Fee paid by the Service Class. The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.07% of its Administration Fee. Contractual waivers are in place for the period through September 2, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example U.S. Treasury Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Administrative Shares	72	261	466	1,057
Service Shares	41	231	436	1,029
Institutional Shares	29	164	312	742
Select Shares	19	155	303	733
Premier Shares	96	338	600	1,347

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury obligations, some or all of which may be subject to repurchase agreements. This policy will not be changed without at least 60 days prior notice to shareholders. The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

Principal Investment Risks
Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
•	Income Risk — The Fund’s yield may decrease due to a decline in interest rates.
•	Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.
•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Administrative Share Class by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year.[1] The returns for Service, Institutional, Select and Premier Shares will differ from the returns for Administrative Shares (which are shown in the bar chart) because of differences in the expenses of each class. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007 when the Institutional U.S. Treasury Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.

Annual Total Returns for Administrative Shares and predecessor[2] (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 6/30/11 was 0.00%.
Best quarter:	Worst quarter:
1st 2001	2nd 2010
1.20%	0.00%

Average Annual Total Returns for Administrative, Service, Institutional, Select and Premier Shares and predecessors.* (Periods Ended 12/31/2010)

This table shows the Fund’s average annual total returns for periods ended December 31, 2010. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007, when the Institutional U.S. Treasury Fund transferred all of its assets and liabilities to the Fund. Service and Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods prior to January 2, 2007 is that of the retail shares of the Fund. The Select and Premier Class Shares have not commenced operations as of the date of this prospectus. The performance shown is that of the Administrative Class Shares. In each case when predecessor information is used performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Average Annual Total Returns U.S. Treasury Fund	1 Year	5 Years	10 Years
Administrative Shares	0.10%	1.94%	1.74%
Service Shares	0.10%	2.04%	1.79%
Institutional Shares	0.10%	2.10%	1.82%
Select Shares	0.10%	1.94%	1.74%
Premier Shares	0.10%	1.94%	1.74%

Cash Management Fund
CASH MANAGEMENT FUND
SUMMARY

Investment Objective
To seek current income with liquidity and stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Cash Management Fund		Administrative Shares	Service Shares	Institutional Shares	Select Shares	Premier Shares
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees		0.25%	0.25%			0.50%
Shareholder Servicing Fees		0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses		0.23%	0.23%	0.23%	0.23%	0.23%
Total Other Expenses		0.48%	0.48%	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses		0.88%	0.88%	0.63%	0.63%	1.13%
Less Fee Waivers	[1]	(0.30%)	(0.47%)	(0.34%)	(0.42%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver		0.58%	0.41%	0.29%	0.19%	0.94%
[1]	Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees paid by Select Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares for purchasers that purchase through such affiliates. The Distributor has also contractually agreed to waive 0.15% of the Distribution/Service (12b-1) Fee paid by the Service Class and 0.13% paid by the Administrative Class. The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.07% of its Administration Fee. Contractual waivers are in place for the period through September 2, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example Cash Management Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Administrative Shares	59	251	458	1,057
Service Shares	42	234	442	1,041
Institutional Shares	30	167	318	754
Select Shares	19	157	308	744
Premier Shares	96	340	604	1,358

Principal Investment Strategy

To pursue its objective, the Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements. These obligations may be variable or floating rate instruments or variable rate master demand notes.

To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities, or, if unrated, determined to be of comparable quality.

The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

The Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks and U.S. branches of foreign banks.

Principal Investment Risks
Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
•	Banking Risk — To the extent that the Fund invests in securities issued by U.S. Banks, foreign banks and U.S. branches of foreign banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector.
•	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
•	Foreign Investment Risk — Higher transaction costs, delayed settlements, currency controls and adverse economic and political developments may affect foreign investments.
•	Income Risk — The Fund’s yield may decrease due to a decline in interest rates.
•	Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.
•	Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.
•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
•	Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Administrative Share Class by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year.[1] The returns for Service, Institutional, Select and Premier Shares will differ from the returns for Administrative Shares (which are shown in the bar chart) because of differences in the expenses of each class. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007 when the Institutional Cash Management Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.

Annual Total Returns for Administrative Shares and predecessor[2] (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 6/30/11 was 0.00%.
Best quarter:	Worst quarter:
1st 2001	2nd 2010
1.29%	0.00%

Average Annual Total Returns for Administrative, Service, Institutional, Select and Premier Shares and predecessors.* (Periods Ended 12/31/2010)
This table shows the Fund’s average annual total returns for periods ended December 31, 2010. The performance of the Administrative Class before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007, when the Institutional Cash Management Fund transferred all of its assets and liabilities to the Fund. Service and Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods prior to January 2, 2007 is that of the retail shares of the Fund. The Select and Premier Class Shares have not commenced operations as of the date of this prospectus. The performance shown is that of the Administrative Class Shares. In each case when predecessor information is used performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Average Annual Total Returns Cash Management Fund	1 Year	5 Years	10 Years
Administrative Shares	0.10%	2.24%	2.03%
Service Shares	0.14%	2.35%	2.08%
Institutional Shares	0.16%	2.43%	2.12%
Select Shares	0.10%	2.24%	2.03%
Premier Shares	0.10%	2.24%	2.03%

Tax-Free Money Market Fund
TAX-FREE MONEY MARKET FUND
SUMMARY

Investment Objective

To seek high current income exempt from federal income tax.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Tax-Free Money Market Fund		Administrative Shares	Service Shares	Institutional Shares	Select Shares	Premier Shares
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees		0.25%	0.25%			0.50%
Shareholder Servicing Fees		0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses		0.29%	0.29%	0.29%	0.29%	0.29%
Total Other Expenses		0.54%	0.54%	0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses		0.94%	0.94%	0.69%	0.69%	1.19%
Less Fee Waivers	[1]	(0.20%)	(0.50%)	(0.37%)	(0.45%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver		0.74%	0.44%	0.32%	0.24%	0.95%
[1]	Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees paid by Select Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares for purchasers that purchase through such affiliates. The Distributor has also contractually agreed to waive 0.15% of the Distribution/Service (12b-1) Fee paid by the Service Class. The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administration Fee. Contractual waivers are in place for the period through September 2, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example Tax-Free Money Market Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Administrative Shares	76	280	502	1,139
Service Shares	45	250	472	1,112
Institutional Shares	33	184	349	826
Select Shares	25	176	341	819
Premier Shares	97	355	632	1,424

Principal Investment Strategy

As a fundamental policy, the Fund, under normal circumstances, invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. Short-term municipal securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may also include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a demand feature permitting the Fund to demand payment within a year. The Fund may also invest in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.

When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and that the portfolio manager believes to be the best relative values. The Fund will maintain an average weighted portfolio maturity of 60 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

The Fund may invest in certain other short-term debt securities in addition to those described above. The Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax (“Taxable Obligations”). Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers’ acceptances of selected banks, and commercial paper.

The Fund will invest only in those municipal securities and other obligations that are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization (“NRSRO”), in the case of single-rated securities, or (ii) possess one of the two highest short-term ratings by at least two NRSROs, in the case of multiple-rated securities; or (iii) do not possess a rating ( i.e., are unrated) but are determined by the portfolio manager to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Board of Trustees.

Principal Investment Risks
Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
•	Credit Enhancement Risk — A “credit enhancer,” such as a letter of credit, may decline in quality and lead to a decrease in the value of the Fund’s investments.
•	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
•	Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rate.
•	Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.
•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
•	Tax Risk — The issuer of securities may fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the use of investment practices that seek to minimize tax consequences may lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Select Share Class by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year.[1] The returns for Administrative, Service, Institutional and Premier Shares will differ from the returns for Select Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Select Shares (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 6/30/11 was 0.05%.
Best quarter:	Worst quarter:
2nd 2007	3rd 2010
0.89%	0.03%

Average Annual Total Returns for Administrative, Service, Institutional, Select and Premier Shares and predecessors.* (Periods Ended 12/31/2010)
This table shows the Fund’s average annual total returns for periods ended December 31, 2010. Administrative, Service and Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods before January 2, 2007 is that of the Select Class Shares, which commenced operations on April 11, 2005. The Premier Class Shares have not commenced operations as of the date of this prospectus. In each case when predecessor information is used performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Average Annual Total Returns Tax-Free Money Market Fund Shares	1 Year	5 Years	Since Inception
Administrative Shares	0.01%	1.59%	1.71%
Service Shares	none	1.76%	1.85%
Institutional Shares	0.04%	1.83%	1.92%
Select Shares	0.12%	1.90%	1.98%
Premier Shares	0.01%	1.59%	1.71%

Short Term Income Fund
SHORT-TERM INCOME FUND
SUMMARY

Investment Objective
Primarily to seek income and secondarily to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest. More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Short Term Income Fund	A Shares		Investor Share	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%	[1]	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Short Term Income Fund		A Shares	Investor Share	Institutional Shares
Management Fees		0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees		0.25%	0.25%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Other Expenses		0.43%	0.43%	0.43%
Total Other Expenses		0.53%	0.68%	0.68%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.34%	1.49%	1.24%
Less Fee Waivers	[1]	(0.60%)	(0.75%)	(0.75%)
Total Annual Fund Operating Expenses After Fee Waiver		0.74%	0.74%	0.49%
[1]	Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees for purchasers that purchase through such affiliates. The Adviser has contractually agreed to waive 0.40% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Contractual waivers are in place for the period through September 2, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example Short Term Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
A Shares	324	606	910	1,771
Investor Share	76	397	742	1,715
Institutional Shares	50	319	609	1,434

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategy
To pursue its objective, under normal circumstances, the Fund invests primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances, the Fund invests at least 80% of its assets in securities with an average maturity of less than three years and maintains a dollar-weighted average maturity of its portfolio of three years or less. These policies will not be changed without at least 60 days prior notice to shareholders. In addition, the Fund normally invests at least 65% of its assets in interest-bearing bonds.

Principal Investment Risks
Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
•
Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

•
Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
•
Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.

•
Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call” — or repay — its bond before the bond’s maturity date.

•	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.
•	Zero Coupon — The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year.*  The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 6/30/11 was 2.30%.
Best quarter:	Worst quarter:
2nd 2009	4th 2008
6.26%%	-12.47%

Average Annual Total Returns (Periods Ended 12/31/10)
This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index. Prior to January 1, 2006, a maximum sales charge of 2.00% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 2.50%, were not in existence before May 1, 2011. Because it has not yet completed a full calendar year of operations, no performance information is presented for the A Share Class. Institutional Shares were not in existence before December 30, 2005. Performance information for periods before December 30, 2005 for Institutional Shares is based on the performance of the Investor Shares. Unlike Institutional Shares, Investor Shares impose a distribution/service (12b-1) fee which is reflected in the performance information. Accordingly, had the Institutional Shares of the Fund been offered for periods before December 30, 2005, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns Short Term Income Fund	1 Year	5 Years	10 Years
Investor Share Return Before Taxes	10.32%	3.08%	3.78%
Investor Share Return After Taxes on Distributions	8.85%	1.40%	2.12%
Investor Share Return After Taxes on Distributions and Sale of Fund Shares	6.68%	1.63%	2.23%
Institutional Shares Return Before Taxes	10.66%	3.37%	3.92%
BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index (reflects no deduction for expenses, fees or taxes)	4.17%	5.04%	4.84%

Intermediate Bond Fund
INTERMEDIATE BOND FUND
SUMMARY

Investment Objective
To seek total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest. More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Intermediate Bond Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%	[1]	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Intermediate Bond Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees		0.25%	0.25%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Other Expenses		0.53%	0.53%	0.53%
Total Other Expenses		0.63%	0.78%	0.78%
Total Annual Fund Operating Expenses		1.44%	1.59%	1.34%
Less Fee Waivers	[1]	(0.55%)	(0.70%)	(0.70%)
Total Annual Fund Operating Expenses After Fee Waiver		0.89%	0.89%	0.64%
[1]	Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees for purchasers that purchase through such affiliates. The Adviser has contractually agreed to waive 0.35% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Contractual waivers are in place for the period through September 2, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example Intermediate Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
A Shares	462	760	1,079	1,984
Investor Shares	90	432	797	1,825
Institutional Shares	65	354	664	1,546

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities, municipal securities, and derivatives including mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

Total return is defined as a percentage change, over a specified time period, in a mutual funds net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances the Fund invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years. These policies will not be changed without at least 60 days prior notice to shareholders.

Principal Investment Risks
Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
•	Banking Risk — To the extent that the Fund invests in securities issued by U.S. Banks, foreign banks and U.S. branches of foreign banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector.
•	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
•	Derivative Risk — The risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
•	Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.
•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
•	Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.
•	Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call” — or repay — its bond before the bond’s maturity date.
•	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year.[1] The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 6/30/11 was 5.67%.
Best quarter:	Worst quarter:
3rd 2009	4th 2008
6.12%%	-10.13%

Average Annual Total Returns (Periods Ended 12/31/10)

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the Barclays Capital U.S. Intermediate Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 2.50% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 3.75%, were not in existence before May 1, 2011. Because it has not yet completed a full calendar year of operations, no performance information is presented for the A Share Class. Institutional Shares were not in existence before December 30, 2005. Performance information for periods before December 30, 2005 for Institutional Shares is based on Investor Shares. Unlike Institutional Shares, Investor Shares impose a distribution/service (12b-1 fee) which is reflected in the performance information. Accordingly, had the Institutional Shares of the Fund been offered for periods before December 30, 2005, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns Intermediate Bond Fund	1 Year	5 Years	10 Years
Investor Shares Return Before Taxes	13.56%	3.51%	4.19%
Investor Shares Return After Taxes on Distributions	11.48%	1.67%	2.35%
Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	8.76%	1.91%	2.48%
Institutional Shares Return Before Taxes	13.84%	3.80%	4.34%
Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	6.15%	5.81%	5.66%

Bond Fund
BOND FUND
SUMMARY

Investment Objective
To seek total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest. More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Bond Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%	[1]	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Bond Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees		0.25%	0.25%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Other Expenses		0.47%	0.47%	0.47%
Total Other Expenses		0.47%	0.72%	0.72%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.38%	1.53%	1.28%
Less Fee Waivers	[1]	(0.55%)	(0.70%)	(0.70%)
Total Annual Fund Operating Expenses After Fee Waiver		0.83%	0.83%	0.58%
[1]	Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees for purchasers that purchase through such affiliates. The Adviser has contractually agreed to waive 0.35% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Contractual waivers are in place for the period through September 2, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
A Shares	457	743	1,051	1,924
Investor Shares	85	415	768	1,764
Institutional Shares	59	337	635	1,484

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategy
To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

Total return is defined as a percentage change, over a specified time period, in a mutual funds net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

The Fund will generally maintain a dollar-weighted average portfolio maturity of three to ten years.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances the Fund invests at least 80% of its assets in bonds. This policy will not be changed without at least 60 days prior notice to shareholders.

Principal Investment Risks
Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
•	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
•	Interest Rate Risk — The Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.
•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
•	Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.
•	Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.
•	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year.[1] The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 6/30/11 was 3.67%.
Best quarter:	Worst quarter:
3rd 2009	4th 2008
6.55%%	-6.50%

Average Annual Total Returns (Periods Ended 12/31/10)

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the Barclays Capital U.S. Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 3.00% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 3.75%, were not in existence before May 1, 2011. Because it has not yet completed a full calendar year of operations, no performance information is presented for the A Share Class. Institutional Shares were not in existence before December 30, 2005. Performance information for periods before December 30, 2005 for Institutional Shares is based on the performance of the Investor Shares. Unlike Institutional Shares, Investor Shares impose a distribution/service (12b-1) fee which is reflected in the performance information. Accordingly, had the Institutional Shares of the Fund been offered for periods before December 30, 2005, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns Bond Fund	1 Year	5 Years	10 Years
Investor Shares Return Before Taxes	13.80%	4.38%	5.16%
Investor Shares Return After Taxes on Distributions	11.82%	2.50%	3.13%
Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	8.91%	2.62%	3.20%
Institutional Shares Return Before Taxes	13.95%	4.63%	5.29%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	6.54%	5.80%	5.84%

Intermediate Tax-Free Bond Fund
INTERMEDIATE TAX-FREE BOND FUND
SUMMARY

Investment Objective
To seek current income, consistent with the preservation of capital, that is exempt from federal income taxes.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest. More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Intermediate Tax-Free Bond Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%	[1]	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Intermediate Tax-Free Bond Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees		0.25%	0.25%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Other Expenses		0.41%	0.41%	0.41%
Total Other Expenses		0.51%	0.66%	0.66%
Total Annual Fund Operating Expenses		1.32%	1.47%	1.22%
Less Fee Waivers	[1]	(0.55%)	(0.70%)	(0.70%)
Total Annual Fund Operating Expenses After Fee Waiver		0.77%	0.77%	0.52%
[1]	Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees for purchasers that purchase through such affiliates. The Adviser has contractually agreed to waive 0.35% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Contractual waivers are in place for the period through September 2, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example Intermediate Tax-Free Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
A Shares	451	725	1,021	1,859
Investor Shares	79	396	736	1,697
Institutional Shares	53	318	603	1,415

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategy
To pursue its objective, under normal circumstances, the Fund invests at least 65% of its assets in municipal bonds and debentures that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization (“NRSRO”), or of comparable quality, at the time of purchase. As a matter of fundamental policy the Fund invests, under normal circumstances, at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax. Additionally, the Fund will normally invest at least 80% of its assets in bonds which pay interest that is not subject to federal alternative minimum tax for shareholders who are individuals. The Fund invests in municipal securities which are within the three highest rating categories assigned by NRSRO, in the case of bonds; rated within the highest ratings category assigned by an NRSRO, in the case of notes; rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper; or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations.

The Fund will generally invest in two principal classifications of municipal securities: general obligation securities and revenue securities. The Fund also will utilize credit enhancers. The Fund also invests in money market instruments.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund, under normal circumstances, invests at least 80% of its assets in tax-free bonds and maintains a dollar-weighted average maturity between three to ten years. These policies will not be changed without at least 60 days prior notice to shareholders.

In managing the portfolio, the portfolio management team uses a “top down” investment management approach focusing on actual or anticipated changes or trends in interest rates, the financial markets, or the economy.

In addition to the securities described above, the Fund may invest in other debt securities.

Principal Investment Risks
Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
•	Credit Enhancement Risk — A “credit enhancer,” such as a letter of credit, may decline in quality and lead to a decrease in the value of the Fund’s investments.
•	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
•	Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.
•	Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.
•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
•	Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.
•	Tax Risk — The issuer of securities may fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the use of investment practices that seek to minimize tax consequences may lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year.[1] The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 6/30/11 was 4.20%.

Best quarter:	Worst quarter:
3rd 2009	4th 2010
4.87%	-3.78%

Average Annual Total Returns (Periods Ended 12/31/10)
This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the Barclays Capital U.S. Municipal Bond Index. Prior to January 1, 2006, a maximum sales charge of 2.50% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 3.75%, were not in existence before May 1, 2011. Because it has not yet completed a full calendar year of operations, no performance information is presented for the A Share Class. Institutional Shares were not in existence before December 30, 2005. Performance information for periods before December 30, 2005 for Institutional Shares is based on the performance of the Investor Shares. Unlike Institutional Shares, Investor Shares impose a distribution/service (12b-1) fee which is reflected in the performance information. Accordingly, had the Institutional Shares of the Fund been offered for periods before December 30, 2005, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Funds shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemptions, as well as the effect of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such IRA or 401(k) plans.

Average Annual Total Returns Intermediate Tax-Free Bond Fund	1 Year	5 Years	10 Years
Investor Shares Return Before Taxes	1.94%	3.79%	3.88%
Investor Shares Return After Taxes on Distributions	1.93%	3.78%	3.84%
Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	2.34%	3.71%	3.82%
Institutional Shares Return Before Taxes	2.20%	4.08%	4.02%
Barclays Capital U.S. Municipal Bond Index (reflects no deduction for expenses, fees or taxes)	2.38%	4.09%	4.83%

Balanced Fund
BALANCED FUND
SUMMARY

Investment Objective
To seek capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest. More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Balanced Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%	[1]	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Balanced Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		0.74%	0.74%	0.74%
Distribution/Service (12b-1) Fees		0.25%	0.25%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Other Expenses		0.41%	0.41%	0.41%
Total Other Expenses		0.51%	0.66%	0.66%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		1.54%	1.69%	1.44%
Less Fee Waivers	[1]	(0.59%)	(0.74%)	(0.74%)
Total Annual Fund Operating Expenses After Fee Waiver		0.95%	0.95%	0.70%
[1]	Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees for purchasers that purchase through such affiliates. The Adviser has contractually agreed to waive 0.39% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Contractual waivers are in place for the period through September 2, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example Balanced Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
A Shares	642	955	1,290	2,236
Investor Shares	97	460	848	1,936
Institutional Shares	72	383	716	1,660

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Principal Investment Strategy
To pursue its objective, the Fund normally invests between 50% and 75% of its total assets in equity securities and at least 25% of its assets in fixed income securities that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase.

The equity portion of the Fund primarily consists of large capitalization, mid capitalization and small capitalization stocks. Large capitalization stocks include large U.S. companies with a market capitalization in excess of $7 billion. Mid capitalization stocks include U.S. companies with a market capitalization between $2 and $7 billion at the time of purchase. Small capitalization stocks include small U.S. companies having an average market capitalization below $2 billion at the time of purchase.

As its primary strategy, the portfolio management team of the Fund selects equity securities using a proprietary system that ranks stocks. Stocks are ranked using a large array of factors including but not limited to fundamental factors (i.e. valuation and growth) and technical factors (i.e. momentum, reversal and volatility) that have historically been linked to performance. Portfolio construction and risk management techniques are used to seek consistent, superior risk adjusted returns.

The portfolio management team of the Fund may augment its primary strategy by utilizing additional strategies involving exchange-traded funds.

The debt portion of the Fund primarily consists of bonds; notes, debentures and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities; mortgage-related securities; asset backed securities, collateralized mortgage obligations and municipal bonds.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of three to twelve years for the debt portion of its portfolio. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interests of the Fund’s shareholders to continue to hold the security.

The portion of the Fund’s assets invested in equity and debt securities will vary in accordance with economic conditions, the level of stock prices, interest rates, and the risk associated with each investment.

In addition to the securities described above, the Fund may invest in other equity and debt securities. For example, the Fund may invest in foreign securities, including emerging market securities.

Principal Investment Risks
Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
•
Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

•	Foreign Investment Risk — Higher transaction costs, delayed settlements, currency controls and adverse economic and political developments may affect foreign investments.
•
Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

•
Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
•
Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.

•
Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.

•	Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments.
•	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year.[1] The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 6/30/11 was 4.90%.
Best quarter:	Worst quarter:
2nd 2009	4th 2008
12.13%	-14.85%

Average Annual Total Returns (Periods Ended 12/31/10)

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the Russell 1000® Index and the Barclays Capital U.S. Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 5.00% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 5.50%, were not in existence before May 1, 2011. Because it has not yet completed a full calendar year of operations, no performance information is presented for the A Share Class. Institutional Shares were not in existence before December 30, 2005. Performance information for periods before December 30, 2005 for Institutional Shares is based on the performance of the Investor Shares. Unlike Institutional Shares, Investor Shares impose a distribution/service (12b-1) fee, which is reflected in the performance information. Accordingly, had the Institutional Shares of the Fund been offered for periods before December 30, 2005, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. The Russell 1000® Index is presented to show how the Fund’s performance compares to an index of equity funds, while the Barclays Capital U.S. Aggregate Bond Index shows how the Fund’s performance compares to an index of bond funds.

Average Annual Total Returns Balanced Fund	1 Year	5 Years	10 Years
Investor Shares Return Before Taxes	13.24%	3.81%	3.87%
Investor Shares Return After Taxes on Distributions	12.48%	2.34%	2.73%
Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	8.76%	2.63%	2.81%
Institutional Shares Return Before Taxes	13.49%	4.05%	4.03%
Russell 1000® Index (reflects no deduction for expenses, fees or taxes)	16.10%	2.59%	1.83%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	6.54%	5.80%	5.84%

U.S. Large Cap Equity Fund
U.S. LARGE CAP EQUITY FUND
SUMMARY

Investment Objective
To seek growth of capital and, secondarily, income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest. More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees U.S. Large Cap Equity Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%	[1]	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses U.S. Large Cap Equity Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		0.69%	0.69%	0.69%
Distribution/Service (12b-1) Fees		0.25%	0.25%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Other Expenses		0.39%	0.39%	0.39%
Total Other Expenses		0.49%	0.64%	0.64%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.45%	1.60%	1.35%
Less Fee Waivers	[1]	(0.49%)	(0.64%)	(0.64%)
Total Annual Fund Operating Expenses After Fee Waiver		0.96%	0.96%	0.71%
[1]	Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees for purchasers that purchase through such affiliates. The Adviser has contractually agreed to waive 0.29% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Contractual waivers are in place for the period through September 2, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example U.S. Large Cap Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
A Shares	643	938	1,255	2,150
Investor Shares	98	442	810	1,846
Institutional Shares	73	364	678	1,568

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large U.S. companies. This policy will not be changed without at least 60 days prior notice to shareholders. “Equity securities” for purposes of this policy refers to common stocks and securities convertible into common stocks.

The Fund invests at least 80% of its assets in a universe of equity securities of large U.S. companies having an average market capitalization in excess of $7 billion at the time of purchase.

The portfolio management team of the Fund seeks to identify companies that possess the following fundamental characteristics: strong, sustainable earnings and revenue growth prospects, industry leadership with a competitive advantage, high levels of profitability and earnings quality, strong management teams, understandable business models and limited exposure to cyclical earnings.

In pursuing the investment strategy, the portfolio management team seeks to enhance the after-tax returns to shareholders by employing various investment practices that are designed to reduce taxable distributions to shareholders. For example, the Fund may hold securities for a long enough period to avoid higher short-term capital gains taxes. The Fund will also attempt to offset capital gains from sales of securities by selling other securities at a loss. These practices are expected to reduce, but not eliminate, taxable distributions.

Principal Investment Risks
Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
•	Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.
•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year.[1] The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 6/30/11 was 1.69%.
Best quarter:	Worst quarter:
2nd 2009	4th 2008
16.83%	-23.25%

Average Annual Total Returns (Periods Ended 12/31/10)
This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the Russell 1000® Index. Prior to January 1, 2006, a maximum sales charge of 5.00% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 5.50%, were not in existence before May 1, 2011. Because it has not yet completed a full calendar year of operations, no performance information is presented for the A Share Class. Institutional Shares were not in existence before December 30, 2005. Performance information for periods before December 30, 2005 for Institutional Shares is based on the performance of Investor Shares. Unlike Institutional Shares, Investor Shares impose a distribution/service (12b-1) fee which is reflected in the performance information. Accordingly, had the Institutional Shares of the Fund been offered for periods prior to December 30, 2005, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Average Annual Total Returns U.S. Large Cap Equity Fund	1 Year	5 Years	10 Years
Investor Shares Return Before Taxes	13.60%	3.51%	2.19%
Investor Shares Return After Taxes on Distributions	13.49%	3.44%	1.65%
Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	8.96%	3.00%	1.64%
Institutional Shares Return Before Taxes	13.84%	3.78%	2.32%
Russell 1000® Index (reflects no deduction for expenses, fees or taxes)	16.10%	2.59%	1.83%

Opportunistic Fund
OPPORTUNISTIC FUND
SUMMARY

Investment Objective
Opportunistically investing to generate positive investment returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest. More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Opportunistic Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%	[1]	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Opportunistic Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		2.25%	2.25%	2.25%
Distribution/Service (12b-1) Fees		0.25%	0.25%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Other Expenses	[1]	0.36%	0.36%	0.36%
Total Other Expenses		0.46%	0.61%	0.61%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		2.99%	3.14%	2.89%
Less Fee Waivers	[2]	(0.20%)	(0.21%)	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver		2.79%	2.93%	2.54%
[1]	Other Expenses are based on estimated amount for the current fiscal year.
[2]	Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees for purchasers that purchase A Shares or Institutional Shares through such affiliates. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Further, the Adviser has contractually agreed to waive or assume certain expenses so that the common expenses (excluding 12b-1 fees) for each Class do not exceed 2.65% (other than extraordinary expenses and Acquired Fund Fees and Expenses) until December 31, 2012. Contractual waiver of the Administration Fee is in place for the period through September 2, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example Opportunistic Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
A Shares	817	1,406
Investor Shares	296	949
Institutional Shares	257	862

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund may trade frequently and may invest in a wide range of financial instruments, market sectors and asset classes in the U.S. and other markets. Investments may include any asset for which there is a liquid market. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

The Fund may invest in equity securities of issuers of any market capitalization, including convertible, private placement/restricted, initial public offering (“IPOs”), emerging market securities, real estate investment trusts and master limited partnerships. It may hold all or a portion of its assets in U.S. Treasury Obligations, cash or short-term fixed income or money market securities. The Fund may also invest in pooled investment vehicles, including other registered investment companies and ETFs.

The Fund may from time to time invest in fixed income securities of any credit quality and maturity, including those of defaulted/distressed issuers and bank loans. These securities can be rated below investment grade (i.e., “junk bonds”) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.

The Fund may buy securities that it believes are undervalued and may write options on securities that it believes are overvalued. The Fund may sell these securities and cover (buyback) options when it believes they have reached their target price or more compelling investments are available.

Principal Investment Risks
Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
•	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
•	Income Risk — The Fund’s yield may decrease due to a decline in interest rates.
•	Issuer Specific Risk — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.
•	Leverage Risk — The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.
•	Limited Number of Holdings — As a large percentage of a fund’s assets may be invested in a limited number of securities, each investment has a greater effect on a Fund’s overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.
•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
•	Mid Cap Risk — The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
•	Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, N.A., or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

Because it has not yet completed a full calendar year of operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085. Please also see the section titled “Historical Performance of Similar Accounts Managed by the Portfolio Manager” in Appendix A in the prospectus.